Inventories	12 Months Ended
Jun. 30, 2024
Classes of current inventories [abstract]
Inventories	Inventories
Inventories recognized in the consolidated statements of financial position are comprised of:

	June 30,	June 30,
	2024	2023
	$	$
Finished goods	10,740	13,860
Components and parts	5,537	5,234
	16,277	19,094
Provision for obsolescence	(1,509)	(1,124)
Net inventory carrying value	14,768	17,970
During the year ended June 30, 2024, inventories in the amount of $33,960 (June 30, 2023 - $40,473) were included in cost of sales.